Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Australia (1.9%)
	QBE Insurance Group Ltd.	6,456,969	112,320
	ANZ Group Holdings Ltd.	3,645,555	88,967
			201,287
Belgium (4.2%)
	KBC Group NV	1,146,968	156,655
*	Argenx SE	116,630	108,100
	UCB SA	289,565	86,687
	Anheuser-Busch InBev SA/NV	1,047,332	86,541
			437,983
Brazil (1.5%)
	Ambev SA	29,778,400	93,968
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,160,043	58,335
			152,303
Canada (5.8%)
	Bank of Nova Scotia	1,949,085	169,409
*	Shopify Inc. Class A	890,117	101,837
	Sun Life Financial Inc.	1,242,870	97,581
	Nutrien Ltd.	1,291,055	81,337
	Barrick Mining Corp.	2,163,553	79,555
	Lundin Mining Corp.	3,026,232	73,743
			603,462
China (8.1%)
	Tencent Holdings Ltd.	2,964,535	163,591
	Alibaba Group Holding Ltd.	8,571,062	102,754
	NAURA Technology Group Co. Ltd. Class A	725,818	95,192
	Contemporary Amperex Technology Co. Ltd. Class A	1,556,540	90,481
	Midea Group Co. Ltd. Class A	7,450,408	83,063
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	12,477,200	81,592
	Advanced Micro-Fabrication Equipment Inc. China Class A	1,109,530	77,217
	People's Insurance Co. Group of China Ltd. Class H	122,785,000	73,699
	Weichai Power Co. Ltd. Class H	16,295,000	71,479
	Fuyao Glass Industry Group Co. Ltd. Class A	528,600	3,940
			843,008
Finland (0.6%)
	Stora Enso OYJ	6,297,359	67,179
France (7.3%)
	TotalEnergies SE	1,873,024	144,833
	Societe Generale SA	1,609,412	142,449
	Accor SA	2,012,311	116,724
	Cie de Saint-Gobain SA	1,139,591	103,341
	Engie SA	3,219,838	101,343
	Orange SA	4,069,216	76,740
	STMicroelectronics NV	998,427	73,855
			759,285
Germany (2.2%)
	E.ON SE	5,531,458	113,748
	Brenntag SE	1,041,037	63,303
	QIAGEN NV	1,263,246	48,868
			225,919
Hong Kong (0.5%)
	Sun Hung Kai Properties Ltd.	3,417,500	49,189
Hungary (0.7%)
	OTP Bank Nyrt.	466,906	68,965
India (3.3%)
	ICICI Bank Ltd.	6,837,177	99,804
	Apollo Hospitals Enterprise Ltd.	1,027,443	94,307
	Larsen & Toubro Ltd.	1,838,366	80,607

		Shares	Market Value ($000)
	Power Finance Corp. Ltd.	14,804,189	66,475
			341,193
Ireland (2.0%)
	AIB Group plc	10,494,179	123,333
	Ryanair Holdings plc	2,560,420	80,035
			203,368
Israel (0.2%)
	Bank Leumi Le-Israel BM	757,934	16,962
Italy (1.6%)
	FinecoBank Banca Fineco SpA	4,341,824	109,171
	Tenaris SA	1,884,941	52,179
			161,350
Japan (13.8%)
	Tokyo Electron Ltd.	347,200	168,341
	Shin-Etsu Chemical Co. Ltd.	3,249,800	141,657
	Mizuho Financial Group Inc.	2,818,600	135,374
	FANUC Corp.	2,675,900	123,215
	Mitsui Fudosan Co. Ltd.	13,155,573	121,931
	Resona Holdings Inc.	9,012,200	117,501
	Mitsubishi Electric Corp.	3,139,300	115,132
	Toyota Tsusho Corp.	2,640,300	98,278
	Pan Pacific International Holdings Corp.	18,357,500	93,046
	Asics Corp.	3,009,500	81,855
	Japan Airlines Co. Ltd.	4,569,800	79,854
	Kubota Corp.	4,737,000	79,262
	Kansai Electric Power Co. Inc.	5,387,600	76,137
			1,431,583
Mexico (1.0%)
	America Movil SAB de CV Class B	76,560,864	99,163
	Grupo Financiero Banorte SAB de CV	501,900	5,297
			104,460
Netherlands (5.3%)
	ASML Holding NV	164,353	325,448
	Heineken NV	1,625,539	136,484
	NN Group NV	963,247	84,447
			546,379
Other (0.4%)
[2]	Vanguard FTSE Developed Markets ETF	619,038	44,106
Russia (0.0%)
*,3	Magnit PJSC	31,141	—
Saudi Arabia (1.0%)
	Saudi National Bank	10,290,846	105,937
Singapore (2.1%)
	DBS Group Holdings Ltd.	2,725,937	138,027
*	Grab Holdings Ltd. Class A	22,451,723	84,643
			222,670
South Korea (8.3%)
	Samsung Electronics Co. Ltd.	1,664,031	369,244
	SK hynix Inc.	194,177	342,641
	KB Financial Group Inc.	955,483	98,861
	KT Corp. ADR	2,964,755	51,231
			861,977
Spain (1.1%)
	Industria de Diseno Textil SA	1,866,498	117,650
Switzerland (3.9%)
	UBS Group AG (Registered)	3,767,882	186,740
	Cie Financiere Richemont SA (Registered) Class A	486,169	112,222
	Galderma Group AG	489,145	111,255
			410,217
Taiwan (9.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	8,574,309	676,430

			Shares	Market Value ($000)
		CTBC Financial Holding Co. Ltd.	53,339,000	119,560
		Delta Electronics Inc.	1,861,000	116,878
		ASPEED Technology Inc.	104,000	54,876
				967,744
United Kingdom (12.2%)
		AstraZeneca plc	1,133,161	211,566
		Rolls-Royce Holdings plc	8,348,764	160,043
		Shell plc	4,054,099	157,522
		Tesco plc	21,274,437	129,691
		Glencore plc	16,426,410	112,002
		Prudential plc	8,274,184	109,898
		GSK plc	3,930,508	103,187
		BAE Systems plc	3,891,396	95,365
		BT Group plc	29,245,516	73,780
		Anglo American plc	1,338,348	65,650
		IMI plc	1,254,346	49,414
				1,268,118
Total Common Stocks (Cost $8,245,409)				10,212,294
Preferred Stocks (0.3%)
		Itausa SA Preference Shares (Cost $38,062)	13,773,900	35,700
		Coupon
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4]	Vanguard Market Liquidity Fund (Cost $321,198)	3.682%	3,212,299	321,198
Total Investments (101.7%) (Cost $8,604,669)				10,569,192
Other Assets and Liabilities—Net (-1.7%)				(179,835)
Net Assets (100%)				10,389,357

Cost is in $000.
*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $81,592, representing 0.8% of net assets.

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	860,225	—	—	860,225
Common Stocks—Other	179,980	9,172,089	—	9,352,069
Preferred Stocks	35,700	—	—	35,700
Temporary Cash Investments	321,198	—	—	321,198
Total	1,397,103	9,172,089	—	10,569,192

D. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard FTSE Developed Markets ETF	62,817	1,082,061	1,124,469	19,156	4,541	4,579	—	44,106
Vanguard Market Liquidity Fund	52,712	NA1	NA1	(5)	—	2,239	—	321,198
Total	115,529	1,082,061	1,124,469	19,151	4,541	6,818	—	365,304

1	Not applicable—purchases and sales are for temporary cash investment purposes.